CONDENSED CONSOLIDATING FINANCIAL INFORMATION (UNAUDITED) (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Trade sales, services and fees, net	$ 2,691		$ 2,923							$ 8,406	$ 8,445	$ 11,041	$ 9,049	$ 7,569
Related party sales	50		53							162	144	180	201	96
Total revenues	2,741	2,632	2,976	2,934	2,679	2,412	2,401	2,343	2,094	8,568	8,589	11,221	9,250	7,665
Cost of goods sold	2,199		2,481							6,940	7,124	9,363	7,772	6,570
Gross profit	542	393	495	505	465	384	420	388	286	1,628	1,465	1,858	1,478	1,095
Selling, general and administrative	220		216							669	688	916	855	839
Research and development	35		42							112	123	166	151	145
Other operating (income) expense			(1)							7	7	(20)		(18)
Restructuring, impairment and plant closing costs (credits)	47	(4)	155	9	7	5	4	17	3	52	171	167	29	88
Operating income	240		83							788	476	629	443	41
Interest (expense) income, net	(59)		(66)							(181)	(197)
Equity in income (loss) of investment in affiliates and subsidiaries	2		2							5	6	8	24	3
Loss on early extinguishment of debt	(1)		(2)							(2)	(5)	(7)	(37)	(21)
Other income	1		(1)							2
Income (loss) from continuing operations before income taxes	183		16							612	280	370	184	(240)
Income tax expense	(62)		(55)							(188)	(111)	(113)	(40)	(159)
Income (loss) from continuing operations	121	88	(39)	127	81	40	60	57	(13)	424	169	257	144	(399)
Income (loss) from discontinued operations, net of tax	(1)		10							(7)	(5)	(1)	42	(19)
Income (loss) before extraordinary gain (loss)	120	92	(29)	126	67	34	59	119	(26)	417	164	256	186	(418)
Extraordinary gain on the acquisition of a business, net of tax of nil	1									1	2	4	(1)	6
Net income (loss)	121	94	(29)	127	68	33	59	119	(26)	418	166	260	185	(412)
Net loss (income) attributable to noncontrolling interests	(4)		(2)							(8)	(17)	(7)	(5)	2
Net income (loss) attributable to Huntsman International LLC	117	104	(31)	117	63	31	58	117	(26)	410	149	253	180	(410)
Other comprehensive (loss) income	109		(194)							82	(35)	(262)	(7)	207
Comprehensive income attributable to noncontrolling interests	(6)		(2)							(10)	(18)	(2)	(4)	1
Comprehensive income (loss) attributable to Huntsman International LLC	224		(225)							490	113	(4)	174	(204)
Parent Company
Revenues:
Trade sales, services and fees, net	240		247							718	682	885	790	654
Related party sales	187		161							536	353	453	262	178
Total revenues	427		408							1,254	1,035	1,338	1,052	832
Cost of goods sold	362		360							1,071	901	1,178	869	676
Gross profit	65		48							183	134	160	183	156
Selling, general and administrative	43		35							142	119	182	185	154
Research and development	10		13							32	37	50	52	51
Other operating (income) expense	(1)		(2)							(4)	31	35	(34)	(24)
Restructuring, impairment and plant closing costs (credits)	1									2		1	1	9
Operating income	12		2							11	(53)	(108)	(21)	(34)
Interest (expense) income, net	(52)		(54)							(155)	(164)
Equity in income (loss) of investment in affiliates and subsidiaries	146		19							531	300	381	(1,199)	(317)
Loss on early extinguishment of debt	(1)		(2)							(2)	(5)	(7)	(37)	(21)
Other income										(22)	(16)
Income (loss) from continuing operations before income taxes	105		(35)							363	62	15	72	(634)
Income tax expense	11		11							44	87	232	101	224
Income (loss) from continuing operations	116		(24)							407	149	247	173	(410)
Income (loss) from discontinued operations, net of tax	1		(7)							3		6	7
Income (loss) before extraordinary gain (loss)	117									410	149	253	180	(410)
Net income (loss)	117		(31)							410	149	253	180	(410)
Net income (loss) attributable to Huntsman International LLC	117		(31)							410	149	253	180	(410)
Other comprehensive (loss) income	107		(194)							80	(36)
Comprehensive income (loss) attributable to Huntsman International LLC	224		(225)							490	113
Guarantors
Revenues:
Trade sales, services and fees, net	838		870							2,654	2,534	3,349	2,514	2,106
Related party sales	92		117							346	400	493	513	373
Total revenues	930		987							3,000	2,934	3,842	3,027	2,479
Cost of goods sold	689		821							2,300	2,403	3,160	2,594	1,983
Gross profit	241		166							700	531	682	433	496
Selling, general and administrative	25		20							76	77	97	88	123
Research and development	9		9							27	25	34	30	30
Other operating (income) expense	(5)		15							2	(23)	(18)	11	(31)
Restructuring, impairment and plant closing costs (credits)	(1)												3	2
Operating income	213		122							595	452	569	301	372
Interest (expense) income, net	10		11							31	32
Equity in income (loss) of investment in affiliates and subsidiaries	(20)		(73)							102	(12)	77	91	(514)
Other income	21									21
Income (loss) from continuing operations before income taxes	224		60							749	472	689	430	(104)
Income tax expense	(80)		(46)							(214)	(166)	(210)	(127)	(148)
Income (loss) from continuing operations	144		14							535	306	479	303	(252)
Income (loss) from discontinued operations, net of tax			(1)								(1)	(1)	68	(11)
Income (loss) before extraordinary gain (loss)	144									535	305	478	371	(263)
Net income (loss)	144		13							535	305	478	371	(263)
Net loss (income) attributable to noncontrolling interests	1		(1)								(2)	(2)	(2)	1
Net income (loss) attributable to Huntsman International LLC	145		12							535	303	476	369	(262)
Other comprehensive (loss) income	61		(167)							80	141
Comprehensive income attributable to noncontrolling interests	1										(1)
Comprehensive income (loss) attributable to Huntsman International LLC	206		(154)							615	445
Non-guarantors
Revenues:
Trade sales, services and fees, net	1,613		1,803							5,034	5,229	6,807	5,745	4,809
Related party sales	306		299							884	868	1,098	958	644
Total revenues	1,919		2,102							5,918	6,097	7,905	6,703	5,453
Cost of goods sold	1,706		1,827							5,170	5,283	6,855	5,815	4,977
Gross profit	213		275							748	814	1,050	888	476
Selling, general and administrative	152		161							451	492	637	582	562
Research and development	16		20							53	61	82	69	64
Other operating (income) expense	4		(14)							7	(1)	(37)	23	37
Restructuring, impairment and plant closing costs (credits)	47		155							50	171	166	25	77
Operating income	(6)		(47)							187	91	202	189	(264)
Interest (expense) income, net	(17)		(23)							(57)	(65)
Equity in income (loss) of investment in affiliates and subsidiaries	3		2							6	7	9	24	6
Other income	1									2
Income (loss) from continuing operations before income taxes	(19)		(68)							138	33	123	144	(330)
Income tax expense	7		(20)							(18)	(32)	(35)	(14)	(179)
Income (loss) from continuing operations	(12)		(88)							120	1	88	130	(509)
Income (loss) from discontinued operations, net of tax	(2)		18							(10)	(4)	(6)	(33)	(8)
Income (loss) before extraordinary gain (loss)	(14)									110	(3)	82	97	(517)
Extraordinary gain on the acquisition of a business, net of tax of nil	1									1	2	4	(1)	6
Net income (loss)	(13)		(70)							111	(1)	86	96	(511)
Net loss (income) attributable to noncontrolling interests	(6)		(1)							(11)	(9)	(6)	(4)	2
Net income (loss) attributable to Huntsman International LLC	(19)		(71)							100	(10)	80	92	(509)
Other comprehensive (loss) income	87		(184)							72	(77)
Comprehensive income attributable to noncontrolling interests	(8)		(2)							(10)	(11)
Comprehensive income (loss) attributable to Huntsman International LLC	66		(256)							173	(89)
Eliminations
Revenues:
Trade sales, services and fees, net			3
Related party sales	(535)		(524)							(1,604)	(1,477)	(1,864)	(1,532)	(1,099)
Total revenues	(535)		(521)							(1,604)	(1,477)	(1,864)	(1,532)	(1,099)
Cost of goods sold	(558)		(527)							(1,601)	(1,463)	(1,830)	(1,506)	(1,066)
Gross profit	23		6							(3)	(14)	(34)	(26)	(33)
Other operating (income) expense	2									2
Operating income	21		6							(5)	(14)	(34)	(26)	(33)
Equity in income (loss) of investment in affiliates and subsidiaries	(127)		54							(634)	(289)	(459)	1,108	828
Other income	(21)		(1)							1	16
Income (loss) from continuing operations before income taxes	(127)		59							(638)	(287)	(457)	(462)	828
Income tax expense												(100)		(56)
Income (loss) from continuing operations	(127)		59							(638)	(287)	(557)	(462)	772
Income (loss) before extraordinary gain (loss)	(127)									(638)	(287)	(557)	(462)	772
Net income (loss)	(127)		59							(638)	(287)	(557)	(462)	772
Net loss (income) attributable to noncontrolling interests	1									3	(6)	1	1	(1)
Net income (loss) attributable to Huntsman International LLC	(126)		59							(635)	(293)	(556)	(461)	771
Other comprehensive (loss) income	(146)		351							(150)	(63)
Comprehensive income attributable to noncontrolling interests	1										(6)
Comprehensive income (loss) attributable to Huntsman International LLC	$ (272)		$ 410							$ (788)	$ (356)